Fees Summary	Apr. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,310,000
Previously Paid Amount	0.00
Total Fee Amount	319.01
Total Offset Amount	0.00
Net Fee	319.01
Narrative - Max Aggregate Offering Price	$ 2,310,000
Final Prospectus	true